Note 2 - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
	(in thousands)	Amortization period (years )
Consideration
Cash	$5,264
Fair value of total consideration transferred	$5,264
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$112
Accounts receivable and other assets	208
Deferred tax assets, net	261
Identifiable intangible assets:
Customer relationship	2,500	9
Developed technology	2,300	6
Tradename	100	2
Backlog	100	1
Property and equipment	378
Accounts payable and other liabilities	(818)
Debt obligations assumed	(347)
Total identifiable net assets	4,794
Goodwill	470
	$5,264